Consolidated Statements of Changes in Shareholders' Equity $ in Thousands		USD ($) shares	Share capital USD ($) shares	Additional paid-in capital USD ($)	Treasury shares USD ($)	(Accumulated deficit) / retained earnings USD ($)
Beginning balance (in shares) at Dec. 31, 2019 | shares			58,202,400
Beginning balance at Dec. 31, 2019		$ 1,976,989	$ 646	$ 2,842,446	$ (467,057)	$ (399,046)
Net income (loss) for the period		94,124				94,124
Issuance of restricted stock, net of forfeitures (in shares) | shares			923,680
Issuance of restricted stock		0	$ 9	(9)
Amortization of restricted stock, net of forfeitures		28,506		28,506
Dividends paid	[1]	(23,302)		(23,302)
Net proceeds from issuance of common shares pursuant to at the market program (in shares) | shares			137,067
Net proceeds from issuance of common shares pursuant to at the market program		2,575	$ 1	2,574
Purchase of treasury shares (in shares) | shares			(1,170,000)
Purchase of treasury shares		(13,115)			(13,115)
Equity issuance costs		(9)		(9)
Ending balance (in shares) at Dec. 31, 2020 | shares			58,093,147
Ending balance at Dec. 31, 2020		2,065,768	$ 656	2,850,206	(480,172)	(304,922)
Net income (loss) for the period		(234,435)				(234,435)
Issuance of restricted stock, net of forfeitures (in shares) | shares			276,369
Issuance of restricted stock		0	$ 3	(3)
Amortization of restricted stock, net of forfeitures		22,931		22,931
Dividends paid	[1]	(23,320)		(23,320)
Equity component of issuance of Convertible Notes due 2025		7,502		7,502
Write off of equity portion of Convertible Notes due 2022		(1,518)		(1,518)
Ending balance (in shares) at Dec. 31, 2021 | shares			58,369,516
Ending balance at Dec. 31, 2021		1,836,928	$ 659	2,855,798	(480,172)	(539,357)
Net income (loss) for the period		637,251				637,251
Issuance of restricted stock, net of forfeitures (in shares) | shares			1,045,497
Issuance of restricted stock		(1)	$ 10	(11)
Amortization of restricted stock, net of forfeitures		20,397		20,397
Dividends paid	[1]	(23,313)		(23,313)
Purchase of treasury shares (in shares) | shares			(3,909,873)
Purchase of treasury shares		(161,373)			(161,373)
Repurchase of Convertible Notes due 2025		$ (1,966)
Conversion of Convertible Notes due 2025 to common shares (in shares) | shares		5,757,698
Conversion of Convertible Notes due 2025 to common shares		$ 198,885	$ 58	198,827
Ending balance (in shares) at Dec. 31, 2022 | shares			61,262,838
Ending balance at Dec. 31, 2022		$ 2,506,808	$ 727	$ 3,049,732	$ (641,545)	$ 97,894

[1]	The Company's policy is to distribute dividends from available retained earnings first and then from additional paid in capital.